Subsequent Events - Recent Financing Activities - Additional Information (Detail) $ in Thousands, $ in Thousands												2 Months Ended	9 Months Ended
	Nov. 15, 2022 MXN ($)	Nov. 14, 2022 USD ($)	Nov. 09, 2022 USD ($)	Nov. 07, 2022	Oct. 28, 2022 MXN ($)	Oct. 18, 2022 USD ($)	Oct. 17, 2022 MXN ($)	Oct. 07, 2022 MXN ($)	Sep. 30, 2022 MXN ($)	Aug. 23, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 07, 2022 MXN ($)	Dec. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding									$ 1,708,838,766								$ 1,984,689	$ 2,211,701,630
Outstanding of revolving credit lines															$ 137,737	$ 151,571
Revolving credit facility amount																1,369,492
Repayment of revolving credit lines													$ 1,420,468
P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines																			$ 202,547
Revolving credit facility amount available															87,263	73,429
Lines Of Credit
Disclosure of non-adjusting events after reporting period [line items]
Available credit lines									$ 26,000,000							1,150,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility amount															321,059
Repayment of revolving credit lines												$ 334,893
Subsequent event | P.M.I. Holdings, B.V. [member]
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines														$ 29,500,000	7,664,000	$ 151,571
Subsequent event | Lines Of Credit
Disclosure of non-adjusting events after reporting period [line items]
Available credit lines														$ 10,500,000	$ 185,000
Twenty Eight Days TIIE Plus 195 Basis Point | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Maturity				180			180
Interest rate basis description							TIIE plus 195 basis points	TIIE plus 195 basis points
Revolving credit maximum borrowing capacity							$ 1,000	$ 1,500,000
Borrowings, basis spread on variable rate							2800.00%	2800.00%
One Month SOFR Plus 175 Basis Points | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Maturity										one month
Interest rate basis description										SOFR plus 175 basis points
Principal amount outstanding										$ 11,362
Borrowings renewal term										178 days
One Month SOFR Plus 175 Basis Points | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding						$ 75
Ninety One TIIE Plus 280 Basis Points | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Borrowings renewal term									90 days
Ninety One TIIE Plus 280 Basis Points | Renewed Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Maturity									91
Interest rate basis description									TIIE plus 280 basis points
Principal amount outstanding									$ 2,000,000
Ninety One TIIE Plus 280 Basis Points | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Maturity						70
One Hundred Eighty SOFR Plus 250.826 Basis Points | Renewed Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Maturity											180
Interest rate basis description											SOFR plus 250.826 basis points
Principal amount outstanding											$ 150,000
One Hundred Eighty SOFR Plus 250.826 Basis Points | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis description						SOFR plus 251 basis points
Borrowings, basis spread on variable rate						300.00%
Twenty Eight Days TIIE Plus 225 Basis Point | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis description					TIIE plus 225 basis points
Revolving credit maximum borrowing capacity					$ 500
Borrowings, basis spread on variable rate					2800.00%
Twenty Eight Days TIIE Plus 235 Basis Point | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis description	TIIE plus 235 basis points
Revolving credit maximum borrowing capacity	$ 5,000
Borrowings, basis spread on variable rate	2800.00%
Twenty Eight Days TIIE Plus 280 Basis Point | Subsequent event | Promissory Note
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis description		TIIE plus 280 basis points
Revolving credit maximum borrowing capacity		$ 1,300
Borrowings, basis spread on variable rate		9100.00%
Twenty Eight Days TIIE Plus 350 Basis Points | Subsequent event | Credit Line
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis description			TIIE plus 350 basis points
Revolving credit maximum borrowing capacity			$ 20,500
Borrowings, basis spread on variable rate			2800.00%